Wireless Device Payment Plans - Allowance for Credit Losses (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 597	$ 848
Bad debt expense	155	104
Write-offs	(226)	(149)
Ending balance	$ 526	$ 803